Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ 95,564	$ 130,579	$ 121,043
Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	196,474	234,272	212,722
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (100,910)	$ (103,693)	(91,679)
Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years	19 Years	25 Years
Remaining depreciation years	14 years	16 years
Net Balance	$ 43,065	$ 83,151	78,034
Land Buildings And Equipment [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	65,843	118,481	107,989
Land Buildings And Equipment [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (22,778)	$ (35,330)	(29,955)
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years	3 Years	5 Years
Remaining depreciation years	1 year	1 year
Net Balance	$ 32,607	$ 25,160	25,997
Equipment [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	80,383	65,018	62,007
Equipment [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (47,776)	$ (39,858)	(36,010)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years	3 Years	8 Years
Remaining depreciation years	2 years	3 years
Net Balance	$ 19,892	$ 22,268	17,012
Other [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	50,248	50,773	42,726
Other [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	(30,356)	(28,505)	(25,714)
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	9,373	10,357	8,418
Furniture [Member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	27,440	27,860
Furniture [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	(18,067)	(17,503)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance			50
Leasehold improvements [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	28	28
Leasehold improvements [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	(28)	(28)
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	10,519	11,911	$ 8,544
Others [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	22,780	22,885
Others [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (12,261)	$ (10,974)